CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE DEBT

NOTE 5- CONVERTIBLE DEBT

December 31, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$600,000
Debt discount	(401,957)
Amortization of Debt Discount	99,954
Carrying value of convertible notes	297,997
Total short-term carrying value of Convertible Debentures	$297,997

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2018	$-
Fair value of derivative liability at issuance recorded as debt Discount	193,164
Change in fair value of derivative liability	(21,665)
Fair value of derivative liability, December 31, 2019	$171,499

On September 19, 2019, we completed the closing of $600,000 of secured convertible Debentures (the “Debentures”) for gross proceeds of $540,000 after original issue discounts. As of September 18, 2019 (the “Effective Date”), we entered into two substantially identical securities purchase agreements (the “Securities Purchase Agreements”) with two purchasers (the “Purchasers”), which provided for the issuance of up to an aggregate of $1.2 million in principal amount of Debentures (the “Bridge Financing”) of which the first tranche of $600,000 has been issued. The Securities Purchase Agreements provided for the issuance of the Debentures due one year from the dates of issuance in two $600,000 tranches: the first tranche as described above, and the second tranche, at the discretion of the Purchasers and us, to occur any time after November 17, 2019. If, at any time after November 17, 2019, the Purchasers elect not to consummate the closing of the second tranche, then we may raise up to $600,000 from additional investors (including our affiliates) who will have a security interest on a pari passu basis with the Purchasers in the first tranche, so long as such investors agree not to convert the securities received until the Purchasers in the first tranche have completely converted the Debentures or been fully repaid.

In connection with the Bridge Financing, each of the Purchasers received commitment fees of $5,000 and 500,000 restricted shares (the “Commitment Shares”) of our common stock. The placement agent for the Debentures received a cash fee of 8% of the gross proceeds received at each closing and is entitled to receive 300,000 warrants convertible to 300,000 shares of common stock with an exercise price of $0.15 for a five- year term.

The first tranche of the Debentures will mature on September 18, 2020, and may be redeemed by us prior to the maturity date as described below. All unpaid principal due and payable on the maturity date will be paid in the form of common stock. Any principal or interest that is due under each of the Debentures, which is not paid by the respective maturity date, will bear interest at the rate of 18% per annum until it is satisfied in full.

The Debentures are senior secured obligations secured pursuant to the terms of security agreements dated as of September 18, 2019 (the “Security Agreements”) by all of the Company’s assets.

Each Purchaser is entitled, at any time, to convert all or any portion of the outstanding principal amount of its Debenture(s) plus any accrued interest into restricted shares of common stock. If we consummate a public offering within 180 calendar days of the Effective Date, then the conversion price will be the lesser of (a) $0.15 or (b) 70% multiplied of the price per share of the common stock we issue in the public offering (the “QPI Discounted Price”), subject to further adjustment as provided in the Debenture as well as subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events. Further, if we consummate a public offering of common stock which results in us receiving gross proceeds of at least $5 million within 180 calendar days of the Effective Date then we are obligated to repay the outstanding amounts owed under the Debentures, to the extent they are not converted and including the applicable redemption premium then in effect, within three days of consummation of such an offering.

If any portion of the Debentures are outstanding on the 181st calendar day after the Effective Date, then the conversion price shall equal the lesser of (a) $0.15, (b) the QPI Discounted Price, or (c) 70% of the lowest volume-weighted average price (as reported by Bloomberg LP) of the common stock on any trading day during the 20 trading days immediately preceding the date of conversion of the Debenture (provided, further, that if either we are not DWAC operational at the time of conversion, the common stock is traded on the OTC Pink at the time of conversion, or the conversion price is less than $0.01 per share, then 70% will automatically adjust to 60%).

The Debentures are subject to a “conversion blocker” such that the each of the Purchasers cannot convert the Debentures to the extent that the conversion would result in the Purchaser and its affiliates holding more than 4.99% of the outstanding common stock (which the Purchaser can increase to 9.99% upon at least 61 days prior written notice to us).

So long as no event of default has occurred and is continuing under the Debentures, we may at our option call for redemption all or part of the Debentures prior to the maturity date, upon not more than two calendar days written notice, for an amount equal to: (i) if the redemption date is 90 calendar days or less from the date of issuance of the Debentures, 110% of the sum of the principal amount; (ii) if the redemption date is greater than or equal to 91 calendar days from the date of issuance of the Debentures and less than or equal to 150 calendar days from the date of issuance of the Debentures, 120% of the sum of the principal amount; (iii) if the redemption date is greater than or equal to 151 calendar days from the date of issuance of the Debentures and less than or equal to 180 calendar days from the date of issuance of the Debentures, 125% of the sum of the principal amount; and (iv) if either (1) the Debentures are in default but the holder consents to the redemption notwithstanding such default or (2) the redemption date is greater than or equal to 181 calendar days from the date of issuance of the Debentures, 130% of the sum of the principal amount.

The Debentures include an adjustment provision that, subject to certain exceptions, reduces, at the Purchaser’s option, the conversion price if we issue common stock or common stock equivalents (including in variable rate transactions) at a price lower than the then-current conversion price of the Debentures. Any reverse stock split of our outstanding shares will also result in an adjustment of the conversion price of the Debentures.

The Securities Purchase Agreements contain customary representations, warranties and covenants. In addition, pursuant to the Securities Purchase Agreements, the Purchasers were granted piggy-back registration rights such that, from September 18, 2019 until the earlier of March 18, 2021 or the date the Debentures have been converted and/or repaid in the entirety, if we contemplate making an offering of our common stock or securities convertible into our common stock registered for sale under the Securities Act of 1933, as amended, or propose to file a registration statement covering any of our securities (other than a registration statement filed by us within 45 days of the signing closing date with the placement agent in the Bridge Financing acting as the underwriter), then each of the Purchasers will have the right to include all or a pro rata share of its Commitment Shares, the common stock issuable upon conversion of the Debentures (the “Conversion Shares”), and, to the extent applicable, any other shares of capital stock or other securities of ours that are issued upon exchange of Conversion Shares and/or restricted stock held by the Purchaser (collectively, the “Purchaser’s Securities”).

The conversion option, the QPI put and the put exercisable upon certain financing events are embedded derivatives that are collectively bifurcated at fair value, with subsequent changes in fair value recognized in the Statement of Operations. The fair value estimate is a Level 3 measurement as defined by ASC Topic 820, Fair Value Measurements and Disclosures, as it is based on significant inputs not observable in the market. The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

December 31, 2019
Stock price	$0.07 - $0.10
Terms (years)	0.72 – 1.00
Volatility	153.9% - 195.7%
Risk-free rate	1.60% - 1.87%
Probability of QPI	50%

 As of December 31, 2019, the Company’s warrants issuable to the Company’s placement agent in relation to the Debentures were treated as derivative liabilities and changes in the fair value were recognized in earnings. These Common Stock purchase warrants did not trade on an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes method and the following assumptions:

	December 31, 2019	December 31, 2018
Closing trade price of Common Stock	$0.07	$-
Intrinsic value of conversion option per share	$0.07	$-

	December 31, 2019	December 31, 2018
Annual Dividend Yield	0.0%	-
Expected Life (Years)	5	-
Risk-Free Interest Rate	1.68%-1.69%	-
Expected Volatility	445.01%-453.08%	-

Expected volatility was based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods. The Company believes this method produced an estimate that was representative of the Company’s expectations of future volatility over the expected term of these warrants. The Company had no reason to believe future volatility over the expected remaining life of these warrants was likely to differ materially from historical volatility. The expected life was based on the remaining contractual term of the warrants. The risk-free rate was based on the U.S. Treasury rate that corresponded to the expected term of the warrants.

The Company recorded a total of $401,957 debt discount upon the closing of Convertible Debt, including the $171,425 fair value of the embedded derivative liability, $70,100 fair value of the common stock issued, $78,693 of direct transaction costs incurred, $21,739 related to warrants issuable to the placement agent, and $60,000 original issue discount. The debt discount is amortized to interest expense over the term of the loan. Amortization of the debt discount associated with the Debentures was $99,954 for the year ended December 31, 2019 and was included in interest expense in the accompanying Statements of Operations.